Quarterly Holdings Report
for
Fidelity® Real Estate Equity Central Fund
December 31, 2023
REE-NPRT1-0224
1.9862251.109
Common Stocks - 98.7%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 97.5%
REITs - Apartments - 14.3%
Essex Property Trust, Inc.	168,319	41,733,013
Invitation Homes, Inc.	818,104	27,905,527
Mid-America Apartment Communities, Inc.	334,900	45,030,654
UDR, Inc.	687,482	26,323,686
		140,992,880
REITs - Diversified - 16.8%
Crown Castle International Corp.	82,200	9,468,618
Digital Realty Trust, Inc.	333,900	44,936,262
Equinix, Inc.	110,038	88,623,505
Lamar Advertising Co. Class A	144,859	15,395,615
Outfront Media, Inc.	516,600	7,211,736
		165,635,736
REITs - Health Care - 10.1%
Ventas, Inc.	1,161,394	57,883,877
Welltower, Inc.	470,666	42,439,953
		100,323,830
REITs - Health Care Facilities - 1.0%
Omega Healthcare Investors, Inc.	335,200	10,277,232
REITs - Hotels - 3.6%
Ryman Hospitality Properties, Inc.	325,400	35,813,524
REITs - Management/Investment - 2.7%
NNN (REIT), Inc.	608,900	26,243,590
REITs - Manufactured Homes - 3.4%
Equity Lifestyle Properties, Inc. (a)	479,700	33,838,038
REITs - Office Property - 3.7%
Alexandria Real Estate Equities, Inc. (a)	220,780	27,988,281
Douglas Emmett, Inc.	555,100	8,048,950
		36,037,231
REITs - Regional Malls - 1.5%
Tanger Factory Outlet Centers, Inc. (a)	544,300	15,087,996
REITs - Shopping Centers - 6.1%
SITE Centers Corp.	2,367,900	32,274,477
Urban Edge Properties (a)	1,552,600	28,412,580
		60,687,057
REITs - Single Tenant - 4.4%
Four Corners Property Trust, Inc.	1,326,400	33,557,920
NETSTREIT Corp.	561,689	10,026,149
		43,584,069
REITs - Storage - 8.3%
CubeSmart	1,211,319	56,144,636
Extra Space Storage, Inc.	160,600	25,748,998
		81,893,634
REITs - Warehouse/Industrial - 21.6%
Americold Realty Trust	980,700	29,685,789
EastGroup Properties, Inc.	100,300	18,409,062
Prologis (REIT), Inc.	1,100,537	146,701,580
Terreno Realty Corp.	303,316	19,008,814
		213,805,245
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		964,220,062
Real Estate Management & Development - 1.2%
Real Estate Services - 1.2%
CBRE Group, Inc. (b)	130,100	12,111,009
TOTAL COMMON STOCKS (Cost $816,697,961)		976,331,071

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	10,229,017	10,231,063
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	21,114,276	21,116,388
TOTAL MONEY MARKET FUNDS (Cost $31,347,451)		31,347,451

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $848,045,412)	1,007,678,522
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(18,542,326)
NET ASSETS - 100.0%	989,136,196

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	5,033,543	115,731,573	110,534,053	74,753	-	-	10,231,063	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	37,321,650	14,680,736	30,885,998	8,158	-	-	21,116,388	0.1%
Total	42,355,193	130,412,309	141,420,051	82,911	-	-	31,347,451

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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